Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of the beginning and ending balances for convertible loans	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of reconciliation of the beginning and ending balances for convertible loans [Abstract]
Opening balance
New convertible loans issued	3,533,654
Accrued interest	132,516
Loss on change in fair value of convertible loan	1,908,830
Conversion of convertible loans	(3,930,000)
Total	$ 1,645,000